Consolidated Balance Sheets Detail (Details) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Inventories
Raw materials	$ 771	$ 552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)
Inventories	$ 1,027	$ 618